Flowthrough Share Premium Liability	12 Months Ended
Dec. 31, 2022
Flowthrough Share Premium Liability
Flow-through Share Premium Liability
Note 12: Flow-through share premium liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date. Tax deductions generated by eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

In September 2020, the Company completed an equity financing by raising $23,000 through the issuance of 7,750,000 subscription receipts. Out of the subscription receipts sold, 5,000,000 were flow-through receipts for gross proceeds of $17,500 and were exchanged for Fury Gold common shares designated as flow-through shares, while 2,750,000 subscription receipts were sold as non-flow-through for gross proceeds of $5,500 and exchanged for Fury Gold common shares.

The flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability were as follows:

	Expenditures	Flow through premium liability
Balance at December 31, 2020	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$3,124
Flow-through eligible expenditures	(7,290)	(3,124)
Balance at December 31, 2022	$-	$-